Dividend income_Details of dividend income (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure Of Revenue From Dividends [Abstract]
Dividend from financial assets at FVTPL (IFRS 9)	₩ 86,979,000,000		₩ 67,892,000,000
Dividend from financial assets at FVTPL (IAS 39)	0		0	₩ 446,000,000
Dividend from financial assets FVTOCI	20,980,000,000		22,660,000,000
Dividend from AFS financial assets	0		0	124,546,000,000
Total	₩ 107,959,000,000	$ 93,431	₩ 90,552,000,000	₩ 124,992,000,000